Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows - operating activities
Net Loss for the period		$ (30,767)	$ (18,022)	$ (18,524)
Adjustments:
Depreciation and amortization		1,519	680	213
Change in fair value of derivative		(3,800)	(316)	(36)
Change in fair value of other investment		(102)	(193)	(74)
Changes in net foreign exchange expenses		(891)	1,279	0
Interest expense over lease liabilities		266	9	5
Interest income over short term deposits		(85)	0	0
Share-based payment expenses		1,146	3,965	3,958
Impairment loss on intangible asset		14,367	0	0
Impairment loss on fixed asset		1,210	0	0
Public listing expenses		0	0	10,164
Changes in asset and liability items:
Decrease (increase) in receivables		1,885	(2,351)	5
Increase (decrease) in trade payables		444	(97)	126
Increase in other payables		495	1,095	336
Net cash used in operating activities		(14,313)	(13,951)	(3,827)
Cash flows - investment activities
Acquisition of fixed assets		(2,928)	(1,828)	(681)
Increase in restricted deposit		5	(337)	(6)
Loan provided		0	(367)	0
Proceeds on account of other investment	[1]	143	149	71
Interest received over short term deposits		85	0	0
Acquisition of other investments, net of cash acquired		(838)	(6,808)	(1,188)
Net cash used in investing activities		(3,533)	(9,191)	(1,804)
Cash flows - financing activities
Proceeds from issuance of shares and warrants		2,006	29,281	14,887
Issuance costs		(202)	(3,283)	(819)
Repayment of liability for lease		(514)	(346)	(140)
Repayment of interest over liability of lease		(266)	(9)	(5)
Proceeds on account of capital issuance		0	0	222
Proceeds from exercise of share options		53	3,222	2,776
Proceeds with regard to derivative		4,495	0	348
Net cash from financing activities		5,572	28,865	17,269
Increase (decrease) in cash and cash equivalents		(12,274)	5,723	11,638
Effect of exchange differences on cash and cash equivalents		(618)	(103)	644
Cash and cash equivalents at the beginning of the period:		19,176	13,556	1,274
Cash balance and cash equivalents at end of period		6,284	19,176	13,556
Non cash activities
Purchase of fixed assets yet to be paid		7	57	1
Issue of shares and options against intangible asset		$ 724	$ 6,332	$ 222

[1]	Reclassified from financing activities to investment activities